Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 05, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 property	Sep. 30, 2013	Dec. 31, 2013 property	Dec. 31, 2012
Related Party Transaction [Line Items]
Percentage of Gross Proceeds Reimbursed from Organizational and Offering Costs Limit						3.50%
Investment Terms, Minimum Loan To Value Ratio				40.00%
Investment Opportunity, Amount		$ 75		$ 75
Related Party Transactions (Textual) [Abstract]
Percentage of organizational and offering costs						15.00%
Sales commissions percentage				7.00%		7.00%
Dealer manager fee percentage				3.00%		3.00%
Reimbursement of organization and offering expenses percentage				3.50%		3.50%
Organization and offering expenses gross offering percentage				15.00%		15.00%
Number of days after primary public offering				60 days		60 days
Organization and offering expenses as percentage of gross follow on offering proceeds						1.25%
Percentage of acquisition fees	2.50%			2.50%		2.50%	2.50%
Expense Reimbursement, Percentage				0.50%		0.50%
Percentage of purchase price of properties				0.60%		0.60%
Percentage of contract purchase price				6.00%		6.00%
Asset management fee percentage of average invested assets				0.75%		0.75%
Average invested assets percentage				2.00%		2.00%
Sales revenue goods percentage				25.00%		25.00%
Operating expenses		0.3	0.1	0.8	0.4	0.6	0.4
Property management fees percentage				3.00%		3.00%
Property management fees waived off						0.1
Gross revenue percentage				1.00%		1.00%
Construction management fee percentage				5.00%		5.00%
Number of real estate				15		16
Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Investment Opportunity, Amount		35		35
Investment Opportunity, Aggregate Assets Required		$ 500		$ 500
Maximum
Related Party Transaction [Line Items]
Percentage of Gross Proceeds Reimbursed from Organizational and Offering Costs Limit				3.50%
Related Party Transactions (Textual) [Abstract]
Percentage of organizational and offering costs				15.00%